Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Balanced Fund
Franklin Convertible Securities Fund Franklin Equity Income Fund
 Franklin Real Return Fund Franklin
Adjustable U.S. Government Securities Fund Franklin Floating Rate
 Daily Access Fund Franklin Low
Duration Total Return Fund Franklin Total Return Fund
In planning and performing our audit of the financial statements of Franklin Balanced Fund Franklin
Convertible Securities Fund Franklin Equity Income Fund Franklin
Real Return Fund Franklin Adjustable U.S. Government Securities Fund Franklin Floating Rate Daily Access Fund Franklin Low Duration
Total Return Fund Franklin Total Return Fund constituting
Franklin Investors Securities Trust hereafter collectively referred to as the Funds as of and for the year ended October 31 2018 in accordance with the standards of the Public Company Accounting Oversight
 Board United States PCAOB we considered the Funds internal control over financial reporting including controls over safeguarding securities as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form NCEN but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly we do not express an opinion on the effectiveness of the Fund's internal control over financial reporting. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that 1 pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the company 2 provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company and 3 provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition use or disposition of a companys assets that could have a material effect on the financial statements.
Because of its inherent limitations internal control over financial reporting may not prevent or detect misstatements. Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees in the normal course of performing their assigned functions to prevent or detect misstatements on a timely basis. A material weakness is a deficiency or a combination of deficiencies in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.

However we noted no deficiencies in the Funds internal control over financial reporting and its operation including controls over safeguarding securities that we consider to be a material weakness as defined above as of October 31 2018.

This report is intended solely for the information and use of the Board of Trustees of Franklin Investors
Securities Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

sPricewaterhouseCoopers LLP
San Francisco California
December 18 2018